Deferred payment liability	12 Months Ended
Dec. 31, 2021
Deferred Payment Liability
Deferred payment liability

17.	Deferred payment liability

The deferred payment liability relates to the acquisitions of (i) Steel Media on October 3, 2019, (ii) Vedatis on May 1, 2021, (iii) GameKnot on August 30, 2021, (iv) Addicting Games on September 3, 2021, and (v) Outplayed on November 22, 2021.

(i)	Steel Media Deferred Payment Liability

The Steel Media deferred payment liability consists of the present value of a USD $1,000,000 payment (the “Steel Media Deferred Payment”) to be paid on October 3, 2020 and the present value of the earn-out payment (the “Steel Media Earn-Out Payment”) of USD $500,000 expected to be paid based on the performance of Steel Media by April 15, 2022.

The Company has, at its option, the ability to settle USD $500,000 of the remaining Steel Media Deferred Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the five trading days immediately prior to October 3, 2020. The Company also has, at its option, the ability to settle USD $500,000 of the Steel Media Earn-Out Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the five trading days immediately prior to the date that the amount of any Steel Media Earn-Out Payment is conclusively determined.

The expected Steel Media Earn-Out Payment is calculated on a dollar-for-dollar basis to the extent the average annualized normalized gross revenue of Steel Media for the period from January 1, 2020 to December 31, 2021 exceeds USD $2,500,000. The maximum Steel Media Earn-Out Payment will not exceed USD $500,000. The Steel Media Earn-Out Payment criteria were satisfied during the year ended December 31, 2021. At December 31, 2021, the deferred payment liability is $600,508.

The Steel Media Deferred Payment was included in Steel Media’s total purchase price consideration at an initial fair value of $1,211,818 based on a discounted valuation using a 10.00% discount rate. The Steel Media Earn-Out Payment was included in Steel Media’s total purchase price consideration at an initial fair value of $470,625 based on a discounted valuation using a 13.97% discount rate and an expectation that payment of the full earn-out of USD $500,000 is probable.

The Steel Media Deferred Payment and Steel Media Earn-Out Payment are amortized at an effective interest rate of 9.54% and 13.15% respectively.

Between October 16 and November 2, 2020, $659,832 (USD $500,000) of the Steel Media Deferred Payment liability was paid by the Company. On January 20, 2021, the remaining Steel Media Deferred Payment liability of $632,800 (USD $500,000) was settled by the Company through the issuance of 429,354 common shares through the exercise of the Company’s option.

(ii)	Vedatis Deferred Payment Liability

The Vedatis deferred payment liability consists of the present value of a Euro €750,000 payment (the “Vedatis Deferred Payment”) to be paid on May 1, 2022 and the present value of the estimated earn-out payment (the “Vedatis Earn-Out Payment”) expected to be paid based on the performance of Vedatis by August 29, 2025, see Note 5.

The Vedatis Earn-Out Payment, subject to certain conditions, is equal to the sum of earnings before interest, taxes, depreciation and amortization for the best four consecutive quarters of the existing Vedatis business at the time of closing excluding new business generated or enhanced by the Company. The earn-out period is for four years following May 1, 2021.

The Company has, at its option, the ability to settle the Vedatis Deferred Payment of Euro €750,000 either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the two trading days immediately prior to May 1, 2022. The Company has, at its option, the ability to settle the Vedatis Earn-Out Payment half in cash and half in common shares, the share payment portion will be settled by the allotment and issuance of such number of common shares determined by the volume weighted average price for the two trading days immediately prior to May 1, 2025.

The Company uses Monte-Carlo simulation valuation techniques to estimate the net present value of the Vedatis Earn-Out Payment. The cash portion and equity portion are present valued separately based on the outcomes of the Monte-Carlo simulation. The Vedatis Earn-Out Payment is revalued each reporting period with changes in fair value of the Vedatis Earn-Out Payment recorded in the consolidated statement of loss and comprehensive loss.

The Vedatis Deferred Payment was included in Vedatis’ total purchase price consideration at an initial fair value of $1,047,028 based on a discounted valuation using a 6% discount rate. The Vedatis Earn-Out Payment was included in Vedatis’ total purchase price consideration at an initial fair value of $1,602,902 based on a discounted valuation using an 8.16% and 0.78% discount rate for the cash settled and equity settled portion, respectively, and an expectation that a Vedatis Earn-Out Payment of $1,920,745 is probable. The Vedatis Deferred Payment is amortized at an effective interest rate of 5.86% and the cash portion of the Vedatis Earn-Out Payment is amortized at an effective interest rate of 8.19%.

On December 31, 2021, the Vedatis Earn-Out Payment was revalued at $1,774,337 based on a discounted valuation using a 9.79% and 1.16% discount rate for the cash settled and equity settled portion, respectively, and an expectation that a Vedatis Earn-Out Payment of $2,141,645 is probable. Following the December 31, 2021 revaluation, the cash portion of the Vedatis Earn-Out Payment is amortized at an effective interest rate of 9.83%.

The fair value of the Vedatis Earn-Out Payment on the acquisition date and at December 31, 2021was calculated using the following inputs:

	December 31, 2021	May 1, 2021
Payment date	August 29, 2025	August 29, 2025
Time to maturity	3.66 years	4.33 years
Required metric risk premium	21.75%	21.75%
EBITDA volatility	17.00%	19.00%
Senior credit rating	B-	B-
Earn-out payment credit rating	CCC+	CCC+
Drift rate	1.15%	0.75%
Discount rate (risk free rate) for equity-based payment	1.16%	0.78%
Discount rate (risk adjusted rate) for cash payment	9.79%	8.16%
Discount rate for lack of marketability	Nil%	Nil%

(iii)	GameKnot Deferred Payment Liability

The GameKnot deferred payment liability consists of the present value of a USD $500,000 six-month anniversary payment (the “GameKnot Deferred Payment”) to be paid on February 28, 2022, see Notes 5 and 29(iii).

The Company has, at its option, the ability to settle the GameKnot Deferred Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the ten trading days prior to February 28, 2022.

The GameKnot Deferred Payment was included in GameKnot’s total purchase price consideration at an initial fair value of $613,129 based on a discounted valuation using a 6.00% discount rate.

The GameKnot Deferred Payment is amortized at an effective interest rate of 6.01%.

(iv)	Addicting Games Deferred Payment Liability

The Addicting Games deferred payment liability consists of the present value of a USD $7,000,000 first anniversary payment (the “Addicting Games First Anniversary Deferred Payment”) to be paid on September 3, 2022 and the present value of a USD $3,800,000 second anniversary payment (the “Addicting Games Second Anniversary Deferred Payment”) to be paid on September 3, 2023 (the Addicting Games First Anniversary Deferred Payment and the Addicting Games Second Anniversary Deferred Payment are collectively the “Addicting Games Deferred Payment”), see Note 5.

The Company has, at its option, the ability to settle the Addicting Games Deferred Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the ten trading days prior to the payment due dates.

The Addicting Games First Anniversary Deferred Payment was included in Addicting Games’ total purchase price consideration at an initial fair value of $8,181,699 based on a discounted valuation using a 7.10% discount rate. The Addicting Games Second Anniversary Deferred Payment was included in Addicting Games’ total purchase price consideration at an initial fair value of $4,147,054 based on a discounted valuation using a 7.10% discount rate.

The Addicting Games First Anniversary Deferred Payment and Addicting Games Second Anniversary Deferred Payment are amortized at an effective interest rate of 6.88% and 6.88% respectively.

(v)	Outplayed Deferred Payment Liability

The Outplayed deferred payment liability consists of the present value of a USD $8,500,000 first anniversary payment (the “Outplayed First Anniversary Deferred Payment”) to be paid on November 22, 2022, the present value of a USD $8,500,000 second anniversary payment (the “Outplayed Second Anniversary Deferred Payment”) to be paid on November 22, 2023 (collectively, the “Outplayed Deferred Payment”), the present value of the first anniversary earn-out payment USD $6,000,000 (the “Outplayed First Anniversary Earn-Out Payment”) expected to be paid based on the performance of Outplayed by December 22, 2022, and the present value of the second anniversary earn-out payment USD $6,000,000 (the “Outplayed Second Anniversary Earn-Out Payment”) expected to be paid based on the performance of Outplayed by December 22, 2023 (collectively, the “Outplayed Earn-Out Payment”), see Note 5.

The Outplayed Earn-Out Payment, subject to certain conditions, will be paid if certain site traffic based targets are met in the first and second years of operations. The first anniversary earn-out period is for one year from the closing date and the second anniversary earn-out period is for one year from the end of the first anniversary earn-out period.

The Company has, at its option, the ability to settle the Outplayed Deferred Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the ten trading days two business days prior to the anniversary payment due dates. The Company has, at its option, the ability to settle the Outplayed Earn-Out Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the ten trading days prior to the date the applicable earn-out is achieved.

The Outplayed First Anniversary Deferred Payment was included in Outplayed’s total purchase price consideration at an initial fair value of $10,013,937 based on a discounted valuation using a 7.63% discount rate. The Outplayed Second Anniversary Deferred Payment was included in Outplayed’s total purchase price consideration at an initial fair value of $9,304,038 based on a discounted valuation using a 7.63% discount rate. The Outplayed First Anniversary Earn-Out Payment was included in Outplayed’s total purchase price consideration at an initial fair value of $6,272,711 based on a discounted valuation using a 19.50% discount rate with an expectation that payment of the full earn-out of USD $6,000,000 is probable. The Outplayed Second Anniversary Earn-Out Payment was included in Outplayed’s total purchase price consideration at an initial fair value of $5,249,130 based on a discounted valuation using a 19.50% discount rate with an expectation that payment of the full earn-out of USD $6,000,000 is probable.

The Outplayed First Anniversary Earn-Out Payment, the Outplayed Second Anniversary Earn-Out Payment, Outplayed First Anniversary Earn-Out Payment and the Outplayed Second Anniversary Earn-Out Payment are amortized are amortized at an effective interest rate of 7.38%, 7.38%, 17.97% and 17.96% respectively.

The following table shows the movement of the Steel Media Deferred Payment, the Steel Media Earn-Out Payment, the Vedatis Deferred Payment deferred, the Vedatis Earn-Out Payment, the GameKnot Deferred Payment, the Addicting Games Deferred Payment, the Outplayed Deferred Payment and the Outplayed Earn-Out Payment balances during the year:

	Steel Media Deferred Payment	Steel Media Earn-Out Payment	Vedatis Deferred Payment	Vedatis Earn-Out Payment	GameKnot Deferred Payment	Addicting Games Deferred Payment	Outplayed Deferred Payment	Outplayed Earn-Out Payment	Total

Balance, December 31, 2019	$1,208,413	$473,413	$-	$-	$-	$-	$-	$-	$1,681,826
Accretion	92,767	68,097	-	-	-	-	-	-	160,864
Payment	(659,832)	-	-	-	-	-	-	-	(659,832)
Effect of movement in exchange rates	(4,748)	(12,386)	-	-	-	-	-	-	(17,134)
Balance, December 31, 2020	$636,600	$529,124	$-	$-	$-	$-	$-	$-	$1,165,724
Initial fair value of deferred payment liability	-	-	1,047,028	1,602,902	613,129	12,328,753	19,317,976	11,521,841	46,431,629
Accretion	-	77,415	41,705	39,830	12,490	280,700	151,319	219,808	823,267
Payment	(632,800)	-	-	-	-	-	-	-	(632,800)
Loss on revaluation of deferred payment liability	-	-	-	181,707	-	-	-	-	181,707
Effect of movement in exchange rates	(3,800)	(6,031)	(29,944)	(50,103)	2,162	159,266	(2,147)	(509)	68,894
Balance, December 31, 2021	-	600,508	1,058,789	1,774,336	627,781	12,768,719	19,467,148	11,741,140	48,038,421
Current portion of deferred payment liability	-	600,508	1,058,789	-	627,781	8,473,672	10,091,265	6,392,131	27,244,146
Long-term portion of deferred payment liability	$-	$-	$-	$1,774,336	$-	$4,295,047	$9,375,883	$5,349,009	$20,794,275

Enthusiast Gaming Holdings Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021 and 2020

(Expressed in Canadian Dollars)